TOML Acquisition (Details) - TOML Acquisition. - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2020	May 31, 2020	Dec. 31, 2021	Jan. 31, 2021
Asset Acquisition [Line Items]
Total purchase price	$ 32,000
Purchase price			$ 32,047
Cash payment			$ 560
Sponsor purchased of ordinary shares (in Shares)			9,005,595
Deferred consideration				$ 3,400
Value of per common share consideration paid			$ 3.11
Common share consideration			$ 28,000
International Seabed Authority [Member]
Asset Acquisition [Line Items]
Payment to ISA			$ 100
Two Tranches Member
Asset Acquisition [Line Items]
Cash payment		$ 250